UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004
                                                       -----------------
        Check here if Amendment [ ]; Amendment Number:
                                                       -----------------

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrold J. McComas
Address  c/o Foley & Lardner LLP
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrold J. McComas
Title:   n/a
Phone:   (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas             Milwaukee, Wisconsin                2/11/2005
--------------------------------------------------------------------------------
       [Signature]                     [City, State]                    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name
     --------------------          ----
     28-3097                       Bank One Wisconsin Trust Company, N.A.
     28-6695                       Northstar Capital Management, Inc.
     28-2353                       Scudder Kemper Investments

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        21

Form 13F Information Table Value Total:                 $  69,991
                                                       -----------
                                                       (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE

--------------------  ---------  ------------  ----------  ------------------------  ----------  --------  -------------------------
      Column 1        Column 2     Column 3     Column 4            Column 5          Column 6   Column 7          COLUMN 8
--------------------  ---------  ------------  ----------  ------------------------  ----------  --------  -------------------------
                      Title                      Value     Shrs or    SH/     Put/   Investment    Other       Voting authority
   Name of issuer     of class    CUSIP        (x$1000)    prn amt    PRN     Call   Discretion  Managers  Sole     Shared     None
--------------------  ---------  ------------  ----------  -------  -------  ------  ----------  --------  ------  ---------  ------
CITIGROUP, INC.       COM        172967101     2,722,000      56,500   SH              OTHER                        56,500

COCA COLA CO          COM        191216 10 0   3,231,000      77,600   SH              OTHER                        77,600

COLGATE PALMOLIVE CO  COM        194162 10 3   3,914,000      76,500   SH              OTHER                        76,500

GENERAL ELEC CO       COM        369604 10 3   9,435,000     258,500   SH              OTHER                       258,500

GILLETTE CO           COM        365766 10 2   1,657,000      37,000   SH              OTHER                        37,000

J.P.MORGAN CHASE
  & CO.               COM        46625H 10 0   4,642,000     119,000   SH              OTHER                       119,000

JOHNSON & JOHNSON     COM        478160 10 4   5,530,000      87,200   SH              OTHER                        87,200

KIMBERLY CLARK CORP   COM        494368 10 3   2,172,000      33,000   SH              OTHER                        33,000

LOWES COS             COM        548661 10 7   3,484,000      60,500   SH              OTHER                        60,500

MARSHALL & ILSLEY
CORP                  COM        571834 10 0   3,448,000      78,000   SH              OTHER                        78,000

NORTHERN TR CORP      COM        665859 10 4   3,984,000      82,000   SH              OTHER                        82,000

PFIZER INC            COM        717081 10 3   1,802,000      67,000   SH              OTHER                        67,000

PROCTER & GAMBLE CO   COM        742718 10 9   5,651,000     102,600   SH              OTHER                       102,600

ROYAL DUTCH PET CO    NEW YORK   780257 80 4     689,000      12,000   SH              OTHER                        12,000
                      1.25 GLDR

SCHERING PLOUGH CORP  COM        806605 10 1     209,000      10,000   SH              OTHER                        10,000

TECO ENERGY           COM        872 375 10 0    230,000      15,000   SH              OTHER                        15,000

3 M COMPANY           COM        88579Y 10 1   4,563,000      55,600   SH              OTHER                        55,600

TRIBUNE CO.           COM        896047 10 7   1,601,000      38,000   SH              OTHER                        38,000

US BANCORP            COM        902973 30 4   2,568,000      82,000   SH              OTHER                        82,000

UNITED PARCEL
  SERVICE             COM        911312 10 6   4,307,000      50,400   SH              OTHER                        50,400

WALGREEN CO.          COM        931422 10 9   4,152,000     108,200   SH              OTHER                       108,200